OTHER NON-CURRENT ASSETS (Details) $ in Thousands, ¥ in Millions								12 Months Ended
	Sep. 06, 2019 USD ($)	Jul. 15, 2019 USD ($) item	Jun. 21, 2019 USD ($)	Mar. 26, 2019 CNY (¥)	Mar. 26, 2019 USD ($)	Feb. 05, 2019 CNY (¥)	Feb. 05, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2019 USD ($)	Dec. 20, 2018 USD ($)
OTHER NON-CURRENT ASSETS
Rental deposits								$ 4,027	$ 6,638
Prepayment for investments								20,021	6,295
Prepayment for property, plant and equipment								0	2,880
Others								0	671
Other non-current assets								24,048	16,484
Business combination, cash consideration								5,515
Loan amount, current								$ 582	$ 1,149
Shandong Buladun Education Information Consultation Co., Ltd
OTHER NON-CURRENT ASSETS
Ownership percentage			10.00%
Equity method investments, cash consideration invested			$ 1,362
Kindergartens in Singapore
OTHER NON-CURRENT ASSETS
Number of kindergartens operated | item		5
Ownership percentage		80.00%
Equity method investments, cash consideration invested		$ 297
Digital Knowledge World Co., Ltd. Islands
OTHER NON-CURRENT ASSETS
Ownership percentage	10.00%
Equity method investments, cash consideration invested	$ 4,636
GEH
OTHER NON-CURRENT ASSETS
Consideration transferred						¥ 125.0	$ 14,506
Borrower | Singapore education group
OTHER NON-CURRENT ASSETS
Business combination, cash consideration				¥ 146.2	$ 21,400
Percentage of issued and outstanding shares of common stock				77.00%	77.00%
Borrower | Loan agreement
OTHER NON-CURRENT ASSETS
Loan amount, current										$ 14,506